STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

For the three months ended March 31, 2017 and 2016, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2017	2016
Employee compensation:
Restricted stock	$118	$246
Stock options	—	111
Warrants	60	85
Total employee stock-based compensation expense	$178	$442
Non-employee compensation:
Board restricted stock	44	26
Board stock options	12	12
Total non-employee stock-based compensation expense	$56	$38
Total stock-based compensation expense	$234	$480

Stock Incentive Plan
AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Stock Incentive Plan”) expires March 28, 2021 and provides for a maximum of 2,027,393 shares of common stock to be issued. The 2011 Stock Incentive Plan permits the granting of incentive or nonqualified stock options and the granting of restricted stock. The plan is administered by the Compensation Committee of the Board (the “Compensation Committee”), pursuant to authority delegated to it by the Board. The Compensation Committee is responsible for determining the employees to whom awards will be made, the amounts of the awards, and the other terms and conditions of the awards. As of March 31, 2017, the number of securities remaining available for future issuance is 463,190.
In addition to the Company’s 2011 Stock Incentive Plan, the Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee.
The assumptions used in calculating the fair value of employee common stock options and warrants granted during the three months ended March 31, 2017 and March 31, 2016, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

	Three Months Ended March 31,
	2017	*	2016
Dividend yield	—%		—%
Expected volatility	—%		41%
Risk-free interest rate	—%		1.43%
Expected term (in years)	n/a		5.0
* No issuances of common stock options or warrants during the current period.
Common Stock Options
The following table summarizes the Company’s common stock option activity for the three months ended March 31, 2017:

	Number of Shares (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding, December 31, 2016	355	$3.21	5.6	$—
Granted	—	$—
Forfeited	—	$—
Expired	(22)	$3.93
Outstanding, March 31, 2017	333	$3.17	4.8	$—
Vested, March 31, 2017	298	$3.08	4.5	$—

The following table summarizes the common stock options outstanding and exercisable as of March 31, 2017:

	Stock Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, March 31, 2017	Weighted Average Exercise Price
$1.31 - $3.99	268	4.4	$2.93	233	$2.79
$4.00 - $4.30	65	6.4	$4.12	65	$4.12
Total	333	4.8	$3.17	298	$3.08

For options unvested at March 31, 2017, $0.04 million in compensation expense will be recognized over the next 0.7 years.
Common Stock Warrants
The following table summarizes the Company’s common stock warrant activity for the three months ended March 31, 2017:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding, December 31, 2016	1,887	$3.58	4.1	$11
Granted	—	$—
Forfeited	—	$—
Expired	—	$—
Outstanding, March 31, 2017	1,887	$3.58	3.8	$6
Vested, March 31, 2017	1,604	$3.44	3.1	$6

The following table summarizes the common stock warrants outstanding and exercisable as of March 31, 2017:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of Shares (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested at March 31, 2017	Weighted Average Exercise Price
$0 - $1.99	218	0.6	$1.82	218	$1.82
$2.00 - $2.99	335	1.3	$2.58	335	$2.58
$3.00 - $3.99	500	2.5	$3.59	500	$3.59
$4.00 - $4.99	811	6.4	$4.39	528	$4.23
$5.00 - $5.90	23	6.1	$5.90	23	$5.90
Total	1,887	3.8	$3.58	1,604	$3.44

For warrants unvested at March 31, 2017, $0.2 million in compensation expense will be recognized over the next 0.7 years.
Restricted Stock
The following table summarizes the Company’s restricted stock activity for the three months ended March 31, 2017:

	Number of Shares (000's)	Weighted Avg. Grant Date Fair Value
Unvested, December 31, 2016	404	$2.84
Granted	—	$—
Vested	(37)	$2.14
Forfeited	(3)	$2.49
Unvested, March 31, 2017	364	$2.91

For restricted stock unvested at March 31, 2017, $0.7 million in compensation expense will be recognized over the next 2.8 years.

STOCK BASED COMPENSATION
The following table summarizes employee and nonemployee stock based compensation for the years ended December 31, 2016 and 2015:

	Year Ending December 31,
Amounts in (000's)	2016	2015
Employee compensation:
Stock options	$112	$42
Warrants	278	196
Restricted stock	628	431
Total employee stock-based compensation expense	$1,018	$669
Non-employee compensation:
Stock options	$50	$49
Warrants	—	—
Restricted stock	65	224
Total non-employee stock-based compensation expense	$115	$273
Total stock-based compensation expense	$1,133	$942

The assumptions used in calculating the fair value of employee stock options and warrants granted for the years ended December 31, 2016 and 2015, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

	Year Ending December 31,
	2016	2015
Dividend Yield	—%	4.8%
Expected Volatility	40.9%	38.6%
Risk-Free Interest Rate	1.43%	1.09%
Expected Term (in years)	5.0	3.9

No stock-based compensation awards were granted to non-employees for the year ended December 31, 2016 or for the year ended December 31, 2015.

Common Stock Options
The Company has two stock option plans:

•	The 2005 Stock Incentive Plan, which expired September 30, 2015; and

•	The 2011 Stock Incentive Plan, which expires March 28, 2021 and provides for a maximum of 2,027,393 shares of common stock to be issued.
The two plans permit the granting of incentive or nonqualified stock options. The 2011 Stock Incentive Plan also permits the granting of restricted stock. The plans are administered by the Board which has the authority to determine to whom awards will be made, the amounts of the awards, and the other terms and conditions of the awards. The number of securities remaining available for future issuance under the 2011 Stock Incentive Plan as of December 31, 2016 is 438,110.

The following summarizes the Company's employee and non-employee stock option activity for the years ended December 31, 2016 and 2015:

	Number of Options (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding at December 31, 2014	935	$4.91
Granted	—	$—
Exercised	(13)	$2.35
Forfeited	(535)	$5.63
Expired	(120)	$4.10
Outstanding at December 31, 2015	267	$3.96	6.9	$2
Vested at December 31, 2015	184	$3.96	6.1	$2
Vested or Expected to Vest at December 31, 2015 (b)	264	$3.96	6.9	$2

Outstanding at December 31, 2015	267	$3.96
Granted	141	$2.07
Exercised	—	$—
Forfeited	(8)	$4.06
Expired	(45)	$3.86
Outstanding at December 31, 2016	355	$3.21	5.6	$—
Vested at December 31, 2016	320	$3.14	5.3	$—
Vested or Expected to Vest at December 31, 2016 (b)	355	$3.21	5.6	$—

(a) Represents the aggregate gain on exercise for vested in-the-money options as of December 31, 2016.
(b) Includes forfeiture adjusted unvested shares.
The weighted average grant date fair value of common stock options granted during the year ended December 31, 2016 was $2.07. No options were granted during the year ended December 31, 2015. At December 31, 2016, the Company has approximately $47.5 thousand of unrecognized compensation expense related to unvested options. Assuming no pre-vesting forfeitures, this expense will be recognized as a charge to earnings over a weighted-average remaining service period of 1.0 year. The total intrinsic value of options exercised during the years ended December 31, 2016 and 2015, was zero and $0.02 million, respectively.
The following summary information reflects stock options outstanding, vested and related details as of December 31, 2016:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$1.31 - $3.99	290	5.3	$3.01	255	$2.89
$4.00 - $4.30	65	6.7	$4.12	65	$4.12
Total	355	5.6	$3.21	320	$3.14

Common Stock Warrants
The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards.
The following summarizes the Company's employee and non-employee common stock warrant activity for the years ended December 31, 2016 and 2015:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding at December 31, 2014	2,716	$3.45
Granted	275	$4.25
Exercised	(519)	$3.43
Forfeited	(225)	$4.04
Expired	(196)	$3.91
Outstanding at December 31, 2015	2,051	$3.46	4.7	$305
Vested at December 31, 2015	1,576	$3.19	3.5	$305
Vested or Expected to Vest at December 31, 2015 (b)	1,998	$3.43	4.7	$305

Outstanding at December 31, 2015	2,051	$3.46
Granted	—	$—
Exercised	(109)	$1.04
Forfeited	—	$—
Expired	(55)	$4.08
Outstanding at December 31, 2016	1,887	$3.58	4.1	$11
Vested at December 31, 2016	1,604	$3.44	3.3	$11
Vested or Expected to Vest at December 31, 2016 (b)	1,867	$3.57	4.0	$11
(a) Represents the aggregate gain on exercise for vested in-the-money warrants as of December 31, 2016.
(b) Includes forfeiture adjusted unvested shares.
No warrants were granted during the year ended December 31, 2016. The weighted average grant date fair value of common stock warrants granted during the year ended December 31, 2015, was $0.85. The Company has approximately $0.3 million of unrecognized compensation expense related to unvested common stock warrants as of December 31, 2016. Assuming no pre-vesting forfeitures, this expense will be recognized as a charge to earnings over a weighted-average remaining service period of 1.0 years. The total intrinsic value of common stock warrants exercised during the years ended December 31, 2016 and 2015 was $0.1 million and $0.4 million, respectively.
The following summary information reflects warrants outstanding, vested and related details as of December 31, 2016:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$1.04 - $1.99	218	0.9	$1.82	218	$1.82
$2.00 - $2.99	335	1.5	$2.58	335	$2.58
$3.00 - $3.99	500	2.8	$3.59	500	$3.59
$4.00 - $4.99	811	6.7	$4.39	528	$4.42
$5.00 - $5.90	23	6.4	$5.90	23	$5.90
Total	1,887	4.1	$3.58	1,604	$3.44

Restricted Stock
The following summarizes the Company's restricted stock activity for the year ended December 31, 2016 and 2015:

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	504	$3.68
Granted	204	$4.05
Vested	(393)	$3.51
Forfeited	(21)	$3.20
Unvested at December 31, 2015	294	$4.19
Granted	305	$1.93
Vested	(183)	$3.52
Forfeited	(12)	$2.49
Unvested at December 31, 2016	404	$2.84

The weighted average grant date fair value of restricted stock awards granted during the years ended December 31, 2016 and 2015 was $1.93 and $4.05, respectively. The Company has approximately $0.9 million of unrecognized compensation expense related to unvested restricted stock awards as of December 31, 2016. Assuming no pre-vesting forfeitures, this expense will be recognized as a charge to earnings over a weighted-average remaining service period of 2.81 years.